Subsequent Events	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
NOTE 12. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued.

Based upon this review, other than the following paragraphs, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements. On May 26, 2021, the Company entered into the Merger Agreement by and among the Company, Merger Sub, a wholly-owned subsidiary of the Company, and eFFECTOR. Pursuant to the terms and conditions of the Merger Agreement, upon the closing, Merger Sub will merge with and into eFFECTOR with eFFECTOR surviving the Merger as a wholly-owned subsidiary of the Company. The Board of Directors of the Company has unanimously approved the Merger and resolved to recommend approval of the Merger Agreement to the stockholders of the Company. Consummation of the Merger is subject to approval by the Company’s stockholders and the satisfaction or waiver of certain other customary closing conditions. Upon the consummation of the Merger, the Company will be renamed “eFFECTOR Therapeutics, Inc.”
eFFECTOR is a biopharmaceutical company focused on pioneering the development of selective translation regulation inhibitors for the treatment of cancer.
In connection with the Merger, the Company has entered into the Subscription Agreements with certain parties for a fully committed
$60
million financing
of Company common stock to be issued at
$10.00
per share.
The obligations to consummate the transactions contemplated by the Subscription Agreements are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.

NOTE 8 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than the Company’s IPO and related transactions, as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.